Other financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value	$ 2,575	$ 6,531	$ (5,106)
Hedging programs for mismatches of quotation periods [member]
IfrsStatementLineItems [Line Items]
Fair value	(2,357)	(9,898)
Hedging programs for mismatches of quotation periods [member] | Zinc forward [member]
IfrsStatementLineItems [Line Items]
Nominal	209,319	215,809
Fair value	(2,357)	(9,898)
Hedging programs for sales of zinc at fixed price [member]
IfrsStatementLineItems [Line Items]
Fair value	74	3,433
Hedging programs for sales of zinc at fixed price [member] | Zinc forward [member]
IfrsStatementLineItems [Line Items]
Nominal	8,297	8,787
Fair value	74	3,433
Hedging programs for inflation risks [member]
IfrsStatementLineItems [Line Items]
Fair value	(292)	(66)
Hedging programs for inflation risks [member] | Brazilian inflation versus brazilian interbank interest rate swap [member]
IfrsStatementLineItems [Line Items]
Nominal	226,880	226,880
Fair value	(292)	(66)
Hedging of changes in foreign exchange rates [member]
IfrsStatementLineItems [Line Items]
Fair value	$ (6,531)	$ (2,575)